Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2012
Business Segment Information [Abstract]
Revenues, Adjusted EBITDA, EBITDA from Unconsolidated Ventures, Capital Expenditures, Total Assets, and Investments

	Three Months Ended March 31,
	2012	2011
Revenues:
Americas (a)	$403	$397
EAME	106	112
Asia Pacific	82	69
Vacation ownership and residential	508	147

Total segment revenues	1,099	725
Other revenues from managed and franchised hotels	598	555
Other corporate revenues- unallocated	18	15

	$1,715	$1,295

(a)	Includes revenues of $274 million and $278 million for the three months ended March 31, 2012 and 2011, respectively, from hotels located in the United States of America. No other country contributed more than 10% of the Company’s total revenues.

	Three Months Ended March 31,
	2012	2011
Segment earnings:
Americas	$127	$122
EAME	21	24
Asia Pacific	56	48
Vacation ownership and residential	116	36

Total segment earnings	320	230
Other corporate unallocated	19	15
Corporate selling, general, administrative and other—unallocated	(42)	(37)
Gain (loss) on asset dispositions and impairments, net	(7)	(33)
Restructuring, goodwill and other special charges (credits)	11	—
Adjustments to equity earnings (a)	(8)	(13)
Interest expense	(49)	(55)
Depreciation and amortization	(63)	(68)
Discontinued operations, net	(1)	(1)
Income taxes	(52)	(10)

Net income attributable to Starwood	$128	$28

a)	Includes interest expense, depreciation, and amortization expense related to equity earnings not allocated to segment earnings.

	Three Months Ended March 31,
	2012	2011
Earnings from unconsolidated ventures included in segment earnings is as follows:
Americas	$8	$7
EAME	—	—
Asia Pacific	10	10
Vacation ownership and residential	—	—

Total earnings from unconsolidated ventures	$18	$17

	Three Months Ended March 31,
	2012	2011
Capital expenditures:
Americas	$32	$29
EAME	20	12
Asia Pacific	1	1
Vacation ownership and residential (a)	9	29

Total segment capital expenditures	62	71
Other corporate unallocated	18	18

	$80	$89

	March 31, 2012	December 31, 2011
Assets:
Americas	$2,415	$2,307
EAME	879	830
Asia Pacific	621	610
Vacation ownership and residential	1,694	2,056

Total segment assets (a)	5,609	5,803
Other corporate assets	3,915	3,757

	$9,524	$9,560

(a)	Includes long-lived assets of $1.8 billion and $1.8 billion at March 31, 2012 and December 31, 2011, respectively, located in the United States of America. No other country contributed more than 10% of the Company’s total long-lived assets.

	March 31, 2012	December 31, 2011
Investments in unconsolidated ventures:
Americas	$78	$70
EAME	22	22
Asia Pacific	141	137
Vacation ownership and residential	30	30

Total investments in unconsolidated ventures	$271	$259